Property and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Property and Equipment, Net [Line Items]
Depreciation expense	¥ 135,711	$ 19,042	¥ 383,238
Operating expenses	¥ 396,850	$ 55,684